Stock Option Activity under 2013 Plan (Detail) - 2013 Plan	11 Months Ended
Jun. 30, 2014 $ / shares shares
Shares Subject to Option
Beginning balance | shares	0
Options granted pursuant to the 2013 Plan | shares	1,473,500
Options expired/cancelled/repurchased | shares	(1,473,500)
Ending balance | shares	0
Weighted Average Exercise Price
Beginning balance | $ / shares	$ 0
Options granted pursuant to the 2013 Plan | $ / shares	10.00
Options expired/cancelled/repurchased | $ / shares	(10.00)
Ending balance | $ / shares	$ 0
Weighted Average Remaining Contractual Life
Options granted pursuant to the 2006 Plan	10 years
Options expired/cancelled/repurchased	10 years